Commitments and Contingencies (Details Narrative)			3 Months Ended			9 Months Ended			12 Months Ended
	May 30, 2025 USD ($)	Sep. 20, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Milestone	Dec. 31, 2022 USD ($) Milestone	May 31, 2025 USD ($)	May 07, 2025 USD ($) shares	Apr. 04, 2025 USD ($) shares	Aug. 14, 2024 USD ($)	Sep. 30, 2022 shares
Operating lease rent expense									$ 200,000	$ 200,000
Operating expenses									$ 21,643,000	16,806,000
Settlement description						In addition, the agreements allowed for the terms of the previously awarded restricted stock units to continue to govern, including the continued vesting of the restricted stock units. Accordingly, during the nine months ended September 30, 2025, the Company issued			In March 2025, the Company entered into a settlement agreement with one of the former consultants (Note 13). The events took place prior to December 31, 2024, and for this reason the Company treated the March 2025 litigation settlement as a recognized subsequent event. As of December 31, 2024, the Company accrued $0.5 million in aggregate representing the settlement amount and an estimate for the second individual’s claims.
Accrued aggregate settlement amount						$ 100,000			$ 500,000
Share based combensation expense			$ 685,000	$ 248,000		$ 2,419,000	$ 989,000		2,245,000	1,150,000
[custom:PaymentForAgreement]	$ 400,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares						125,911
Gain on settlement of current liabilities			774,000			$ 2,018,000
Expenses incurred									3,200,000
Peak Bio, Inc. [Member]
Operating expenses				1,492,284	$ 2,309,789		5,087,740	$ 12,211,927		13,433,460	$ 12,455,529
Share based combensation expense				0	$ 76,795		30,509	$ 375,239		275,418	560,060
Issues | shares																46,754
Leagal claim amount															$ 32,800
Settlement amount		$ 16,588
Settlement Agreement [Member]
Issues | shares														204,000
Common stock shares														$ 408,000,000
Gain on settlement of current liabilities			800,000			$ 2,000,000.0
Sabby [Member]
Issues | shares													272,450
Common stock shares													$ 544,900,000
Common Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares						251,822,000
Maximum [Member]
Operating lease cost			100,000	100,000		$ 100,000	200,000
Accrued Bonuses												$ 100,000
Restricted Stock [Member]
Share based combensation expense									200,000
Bayer Acquisition Agreement [Member]
Development and regulatory milestone committed payment amount			23,500,000			23,500,000			23,500,000
Acquisition Agreement incurred expenses			0			$ 0			$ 0
Bayer Acquisition Agreement [Member] | Peak Bio, Inc. [Member]
Milestones payment aggregate amount							23,500,000			23,500,000
Expenses incurred										$ 0	$ 0
Number of milestones achieved | Milestone										0	0
Withdrawal from Multiemployer Defined Benefit Plan [Member]
Description of employee benefit plans						Under the plan, the Company matches 100% of employees’ contributions up to 5% of the annual eligible compensation contributed by each employee, subject to Internal Revenue Code limitations.			Under the plan, the Company matches 100% of employees’ contributions up to 5% of annual eligible compensation contributed by each employee, subject to Internal Revenue Code limitations.
Operating expenses									$ 100,000	$ 200,000
Withdrawal from Multiemployer Defined Benefit Plan [Member] | Maximum [Member]
Operating expenses			$ 100,000	$ 100,000		$ 100,000	$ 100,000
Withdrawal from Multiemployer Defined Benefit Plan [Member] | Foreign Plan [Member]
Description of employee benefit plans						The Company also adopted a defined contribution pension scheme which allows for U.K. employees to make contributions and provides U.K. employees with a Company contribution of 10% of compensation, subject to U.K. law.			The Company also adopted a defined contribution pension scheme which allows for U.K. employees to make contributions and provides U.K. employees with a Company contribution of 10% of compensation, subject to U.K. law.